Goodwill and Other Intangibles - Summary of Other Intangibles (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,618
Amortization charge for the year	(815)	$ (704)	$ (708)
Balance at end of year	2,459	2,618
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,701	6,713
Additions	668	732
Disposals	(84)	(167)
Fully amortized intangibles	(364)	(423)
Foreign currency translation adjustments and other	59	(154)
Balance at end of year	6,980	6,701	6,713
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,083	4,074
Disposals	(13)	(165)
Impairment losses	5	1
Amortization charge for the year	739	703
Fully amortized intangibles	(364)	(423)
Foreign currency translation adjustments and other	71	(107)
Balance at end of year	4,521	4,083	4,074
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	263
Balance at end of year	171	263
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,523	2,623
Foreign currency translation adjustments and other	52	(100)
Balance at end of year	2,575	2,523	2,623
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,260	2,225
Amortization charge for the year	96	121
Foreign currency translation adjustments and other	48	(86)
Balance at end of year	2,404	2,260	2,225
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	314
Balance at end of year	217	314
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	756	762
Foreign currency translation adjustments and other	3	(6)
Balance at end of year	759	756	762
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	442	356
Amortization charge for the year	98	90
Foreign currency translation adjustments and other	2	(4)
Balance at end of year	542	442	356
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,661
Balance at end of year	1,729	1,661
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,549	2,266
Additions	567	576
Disposals	(82)	(93)
Fully amortized intangibles	(275)	(171)
Foreign currency translation adjustments and other	1	(29)
Balance at end of year	2,760	2,549	2,266
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	888	786
Disposals	(11)	(91)
Impairment losses		1
Amortization charge for the year	423	368
Fully amortized intangibles	(275)	(171)
Foreign currency translation adjustments and other	6	(5)
Balance at end of year	1,031	888	786
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	128
Balance at end of year	116	128
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	308	387
Additions	87	82
Disposals	(2)	(16)
Fully amortized intangibles	(89)	(142)
Foreign currency translation adjustments and other	(4)	(3)
Balance at end of year	300	308	387
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	180	261
Disposals	(2)	(16)
Impairment losses	5
Amortization charge for the year	78	80
Fully amortized intangibles	(89)	(142)
Foreign currency translation adjustments and other	12	(3)
Balance at end of year	184	180	261
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	252
Balance at end of year	226	252
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	565	675
Additions	14	74
Disposals		(58)
Fully amortized intangibles		(110)
Foreign currency translation adjustments and other	7	(16)
Balance at end of year	586	565	675
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	313	446
Disposals		(58)
Amortization charge for the year	44	44
Fully amortized intangibles		(110)
Foreign currency translation adjustments and other	3	(9)
Balance at end of year	$ 360	$ 313	$ 446